Tax-Managed Growth Portfolio
March 31, 2026
Portfolio of Investments (Unaudited)

Common Stocks — 99.2%
Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co.(1)	327,446	$ 65,171,577
General Dynamics Corp.	37,550	12,887,911
General Electric Co.	163,119	46,288,279
Northrop Grumman Corp.	20,617	14,065,742
RTX Corp.	156,984	30,282,214
		$ 168,695,723
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	68,737	$ 11,415,154
		$ 11,415,154
Automobiles — 0.5%
Tesla, Inc.(1)(2)	79,000	$ 29,368,250
		$ 29,368,250
Banks — 4.1%
Bank of America Corp.	459,518	$ 22,401,502
Cullen/Frost Bankers, Inc.	92,000	12,611,360
Fifth Third Bancorp	479,735	22,288,488
JPMorgan Chase & Co.	514,622	151,381,207
Regions Financial Corp.	57,923	1,512,949
Truist Financial Corp.	204,576	9,404,359
Wells Fargo & Co.	446,596	35,553,508
		$ 255,153,373
Beverages — 0.2%
Monster Beverage Corp.(1)	142,992	$ 10,361,200
		$ 10,361,200
Biotechnology — 2.3%
AbbVie, Inc.	213,103	$ 46,347,772
Amgen, Inc.	97,100	34,164,635
Argenx SE ADR(1)	41,279	30,143,990
Vertex Pharmaceuticals, Inc.(1)	64,684	28,883,993
		$ 139,540,390
Broadline Retail — 5.4%
Amazon.com, Inc.(1)	1,595,700	$ 332,336,439
		$ 332,336,439
Security	Shares	Value
Building Products — 0.3%
Carrier Global Corp.	277,214	$ 15,609,920
		$ 15,609,920
Capital Markets — 3.9%
Bank of New York Mellon Corp.	102,311	$ 12,137,154
Blackrock, Inc.	7,289	7,009,904
Cboe Global Markets, Inc.	75,857	21,321,127
Charles Schwab Corp.	371,381	34,902,386
CME Group, Inc.	36,417	10,755,761
Goldman Sachs Group, Inc.	123,352	104,354,558
Intercontinental Exchange, Inc.	60,970	9,589,362
Moody's Corp.	66,944	29,204,320
S&P Global, Inc.	32,008	13,614,283
		$ 242,888,855
Chemicals — 1.3%
DuPont de Nemours, Inc.	122,830	$ 5,625,614
Ecolab, Inc.	110,020	29,267,520
Linde PLC	72,347	35,866,749
Sherwin-Williams Co.	32,982	10,572,380
		$ 81,332,263
Commercial Services & Supplies — 0.9%
Waste Connections, Inc.	97,850	$ 15,894,754
Waste Management, Inc.	170,192	39,108,420
		$ 55,003,174
Communications Equipment — 1.8%
Arista Networks, Inc.(1)	628,622	$ 77,182,209
Cisco Systems, Inc.	444,818	34,513,429
		$ 111,695,638
Consumer Finance — 1.0%
American Express Co.	120,073	$ 36,319,681
Capital One Financial Corp.	147,637	26,933,418
		$ 63,253,099
Consumer Staples Distribution & Retail — 2.9%
Costco Wholesale Corp.	81,331	$ 81,040,648
Walmart, Inc.	789,500	98,119,060
		$ 179,159,708
Electric Utilities — 0.8%
Duke Energy Corp.	378,733	$ 49,591,299
		$ 49,591,299

Tax-Managed Growth Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electrical Equipment — 1.1%
AMETEK, Inc.	76,862	$ 16,476,138
Emerson Electric Co.	269,079	35,254,731
Rockwell Automation, Inc.	50,722	18,203,111
		$ 69,933,980
Entertainment — 1.8%
Netflix, Inc.(1)	1,159,840	$ 111,518,616
		$ 111,518,616
Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B(1)	346,608	$ 166,094,554
Mastercard, Inc., Class A	36,635	18,305,044
Visa, Inc., Class A	212,810	64,319,694
		$ 248,719,292
Ground Transportation — 2.1%
Norfolk Southern Corp.	60,919	$ 17,483,753
Uber Technologies, Inc.(1)	1,087,498	78,223,731
Union Pacific Corp.	148,572	36,046,539
		$ 131,754,023
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	350,303	$ 35,965,609
Boston Scientific Corp.(1)	364,826	22,892,831
GE HealthCare Technologies, Inc.	135,517	9,646,100
Intuitive Surgical, Inc.(1)	101,205	46,654,493
Stryker Corp.	72,313	23,761,329
		$ 138,920,362
Health Care Providers & Services — 0.5%
HCA Healthcare, Inc.	64,083	$ 30,326,639
		$ 30,326,639
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	15,827	$ 66,636,735
Marriott International, Inc., Class A	140,779	46,044,587
Starbucks Corp.	346,286	31,023,763
		$ 143,705,085
Household Products — 1.0%
Colgate-Palmolive Co.	397,371	$ 33,867,931
Procter & Gamble Co.	209,462	30,254,691
		$ 64,122,622
Security	Shares	Value
Insurance — 0.9%
Aflac, Inc.	129,127	$ 14,166,523
Arthur J. Gallagher & Co.	47,054	10,190,955
Progressive Corp.	151,029	29,939,989
Travelers Cos., Inc.	14,676	4,280,696
		$ 58,578,163
Interactive Media & Services — 11.8%
Alphabet, Inc., Class A	857,372	$ 246,545,892
Alphabet, Inc., Class C	838,031	240,397,573
Meta Platforms, Inc., Class A	427,889	244,808,134
		$ 731,751,599
IT Services — 0.3%
Accenture PLC, Class A	87,456	$ 17,341,650
		$ 17,341,650
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	151,400	$ 17,256,572
Danaher Corp.	47,861	9,074,446
		$ 26,331,018
Machinery — 2.5%
Caterpillar, Inc.	65,050	$ 46,085,323
Deere & Co.	32,269	18,177,128
Dover Corp.	90,009	18,762,376
Illinois Tool Works, Inc.	143,086	37,243,855
Parker-Hannifin Corp.	35,957	32,190,144
		$ 152,458,826
Oil, Gas & Consumable Fuels — 3.1%
Antero Resources Corp.(1)	328,489	$ 13,941,073
Cheniere Energy, Inc.	117,247	33,270,009
ConocoPhillips	192,395	25,396,140
Exxon Mobil Corp.	537,165	91,135,414
Marathon Petroleum Corp.	69,217	16,901,407
Phillips 66	51,669	9,413,058
		$ 190,057,101
Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	432,876	$ 26,253,930
Eli Lilly & Co.	119,190	109,627,386
Johnson & Johnson	245,520	60,014,909
Merck & Co., Inc.	202,773	24,391,564
		$ 220,287,789

Tax-Managed Growth Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Semiconductors & Semiconductor Equipment — 16.7%
Advanced Micro Devices, Inc.(1)	320,000	$ 65,097,600
Analog Devices, Inc.	133,698	42,534,682
Applied Materials, Inc.	187,182	63,976,936
ASML Holding NV	25,500	33,681,165
Broadcom, Inc.	615,160	190,398,172
Lam Research Corp.	249,666	53,343,637
NVIDIA Corp.	3,119,055	543,963,192
Texas Instruments, Inc.	209,452	40,663,011
		$1,033,658,395
Software — 8.5%
Cadence Design Systems, Inc.(1)	83,984	$ 23,336,634
Microsoft Corp.	1,009,092	373,535,586
Palantir Technologies, Inc., Class A(1)	292,000	42,713,760
Palo Alto Networks, Inc.(1)	370,264	59,360,724
ServiceNow, Inc.(1)	276,290	28,886,120
		$ 527,832,824
Specialty Retail — 3.0%
Lowe's Cos., Inc.	212,443	$ 50,196,032
O'Reilly Automotive, Inc.(1)	666,000	61,478,460
Ross Stores, Inc.	135,705	29,397,774
TJX Cos., Inc.	219,657	35,079,223
Tractor Supply Co.	177,832	8,055,790
		$ 184,207,279
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc.	1,174,285	$ 298,021,790
		$ 298,021,790
Tobacco — 0.3%
Philip Morris International, Inc.	116,419	$ 19,248,717
		$ 19,248,717
Total Common Stocks (identified cost $1,787,877,611)		$6,144,180,255
Short-Term Investments — 0.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 3.57%(3)	50,099,012	$ 50,099,012
Total Short-Term Investments (identified cost $50,099,012)		$ 50,099,012
Total Purchased Call Options — 0.1% (identified cost $4,931,894)		$ 3,603,980
Total Investments — 100.1% (identified cost $1,842,908,517)		$6,197,883,247
Total Written Options — (0.1)% (premiums received $4,962,143)		$ (3,904,180)
Other Assets, Less Liabilities — 0.0%†		$ 467,075
Net Assets — 100.0%		$6,194,446,142
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
†	Amount is less than 0.05% or (0.05)%, as applicable.
(1)	Non-income producing security.
(2)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2026.

Purchased Call Options (Exchange-Traded) — 0.1%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Tesla, Inc.	790	$29,368,250	$420	12/18/26	$3,603,980
Total					$3,603,980

Tax-Managed Growth Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — 0.0%†
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Tesla, Inc.	790	$29,368,250	$500	12/18/26	$(1,892,050)
Total					$(1,892,050)
†	Amount is less than 0.05% or (0.05)%, as applicable.
Written Put Options (Exchange-Traded) — (0.1)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Tesla, Inc.	790	$ 29,368,250	$ 300	12/18/26	$(2,012,130)
Total					$(2,012,130)
Abbreviations:
ADR	– American Depositary Receipt
At March 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Portfolio is subject to equity price risk in the normal course of pursuing its investment objective. The Portfolio entered into purchased and written option contracts as a substitute for purchasing or selling securities.
Affiliated Investments
At March 31, 2026, the value of the Portfolio's investments in funds that may be deemed to be affiliated was $50,099,012, which represents 0.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended March 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$2,846,172	$124,565,797	$(77,312,957)	$ —	$ —	$50,099,012	$186,895	50,099,012
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Tax-Managed Growth Portfolio
March 31, 2026
Portfolio of Investments (Unaudited) — continued

At March 31, 2026, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$6,144,180,255*	$ —	$ —	$6,144,180,255
Short-Term Investments	50,099,012	—	—	50,099,012
Purchased Call Options	3,603,980	—	—	3,603,980
Total Investments	$6,197,883,247	$—	$—	$6,197,883,247
Liability Description
Written Call Options	$ (1,892,050)	$ —	$ —	$ (1,892,050)
Written Put Options	(2,012,130)	—	—	(2,012,130)
Total	$ (3,904,180)	$ —	$ —	$ (3,904,180)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent annual or semi-annual financial statements.